CVC - RESTRUCTURING AND OTHER EXPENSE (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 21, 2016	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Restructuring charges		$ 1,321	$ 76,751		$ 149,922	$ 226,577
Transaction costs		2,266	$ 178		2,479	13,845
Elimination of positions
Restructuring Reserve [Roll Forward]
Restructuring charges		1,818			142,679	215,420
Facility Realignment and Other Costs
Restructuring Reserve [Roll Forward]
Restructuring charges		$ (497)			$ 7,243	$ 11,157
Cablevision Systems Corporation And Subsidiaries
Restructuring Reserve [Roll Forward]
Restructuring charges				$ 2,299			$ (1,649)
Transaction costs	$ 12,920			$ 19,924			$ 17,862
Cablevision Systems Corporation And Subsidiaries | Elimination of positions | 2016 Restructuring Plan
Restructuring Reserve [Roll Forward]
Restructuring charges	188,847
Cablevision Systems Corporation And Subsidiaries | Facility Realignment and Other Costs | 2016 Restructuring Plan
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 10,410